Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 3,324,910	₩ 3,869,769	₩ 4,436,194
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,342,394	12,521,692
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(5,788,170)	(8,434,681)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(229,314)	(217,242)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,082,432	2,559,689	1,932,765
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,767,590	7,221,735
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,499,158)	(4,476,046)
Frequency usage rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(186,000)	(186,000)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,224	2,732	4,720
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	59,389	48,318
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(58,165)	(45,586)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	51,792	55,954	71,442
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	94,238	92,332
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(30,068)	(36,342)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(12,378)	(36)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	284	200	9,364
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,497	34,393
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,213)	(34,193)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,997	17,874	21,880
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	157,651	156,062
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(142,654)	(138,188)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	300,181	327,257	919,863
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	505,063	507,581
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(204,882)	(180,324)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	91,971	88,494	106,865
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	116,401	113,300
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(24,430)	(24,806)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	782,029	817,569	₩ 995,199
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,627,565	4,347,971
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,839,030)	(3,524,002)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (6,506)	₩ (6,400)